PGIM US Large-Cap Buffer 12 ETF - April
Schedule of Investments  (unaudited)
as of July 31, 2024
Description	Shares	Value
Short-Term Investments 102.4%
Affiliated Mutual Fund 0.6%
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $29,349)(wb)	29,349	$29,349
Options Purchased*~ 101.8%
(cost $4,863,412)		5,052,560

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.4% (cost $4,892,761)		5,081,909
Options Written*~ (2.4)%
(premiums received $148,710)		(120,564)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $4,744,051)		4,961,345
Liabilities in excess of other assets(z) (0.0)%		(710)

Net Assets 100.0%		$4,960,635

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	03/31/25	$5.23		91		9	$4,932,905
SPDR S&P 500 ETF Trust	Put	03/31/25	$523.07		91		9	119,655
Total Options Purchased (cost $4,863,412)								$5,052,560

PGIM US Large-Cap Buffer 12 ETF - April
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	03/31/25	$608.54		91		9	$(71,541)
SPDR S&P 500 ETF Trust	Put	03/31/25	$460.30		91		9	(49,023)
Total Options Written (premiums received $148,710)							$(120,564)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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